Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current tax expense / (benefit)
Current period	₨ 525,942		₨ 639,982	₨ 671,877
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(179,443)		(49,721)	(603,463)
Total income tax expense / (benefit)	₨ 346,499	$ 4,214	₨ 590,261	₨ 68,414